Pay vs Performance Disclosure	12 Months Ended
Dec. 31, 2023 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay vs. Performance Table

The table below shows compensation actually paid (as defined by the SEC in Item 402(v) of Regulation S-K) for our named executives and our financial performance for the year shown in the table. For purposes of this table, our CEO is also referred to as our principal executive officer or “PEO” and our other Named Executive Officers are referred to as our “Non-PEO NEOs”:

Pay vs. Performance Table

					Value of Initial Fixed $100
Year	Summary Compensation Table Total for PEO(1&2)	Compensation Actually Paid to PEO(1&3)	Average Summary Compensation Table Total for Non- PEO NEOs(1&2)	Average Compensation Actually Paid to Non-PEO NEOs(1&3)	Total Stockholder Return(4)	Peer Group Total Stockholder Return(5)	Net Income (millions)(6)	Adjusted EBITDA(7)

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$8,986,515	$10,775,983	$1,523,039	$1,688,906	$116	$112	$(128)	$732

(1)
NEOs included in these columns reflect the following individuals:

Year	PEO	Non-PEO NEOs

2023	Timothy C. Oliver	Paul J. Campbell, Stuart Mackinnon, Ricardo J. Nuñez and LaShawne Meriwether

(2)
Amounts reflect Summary Compensation Table Total Pay for our NEOs for 2023.
(3)
Compensation Actually Paid (CAP) has been calculated based on the requirements and methodology set forth in the applicable SEC rules (Item 402(v) of Regulation S-K). The CAP calculation includes the end-of-year value of awards granted within the fiscal year, the change in fair value from the Separation of vested awards and the change in the fair value of unvested awards granted in prior years, regardless of if, when, or at which intrinsic value they will actually vest. To calculate CAP the following amounts were deducted from and added to the total compensation number shown in the Summary Compensation Table:

	PEO	Non PEO NEO Average
	2023	2023
	($)	($)

Summary Compensation Table Total	8,986,515	1,523,039
(Minus): Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	(6,716,702)	(603,897)
Minus: Change in Pension Value and Nonqualified Deferred Compensation Earnings	—	(718)
Plus: Pension Service Cost and Associated Prior Service Cost	—	—
Plus: Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	7,764,809	607,062
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	667,272	46,246
Plus: Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—
Plus/(Minus): Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	74,089	117,174
(Minus): Fair Value as of the Spin-off date of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—
Plus: Value of Dividends or Other Earnings Paid on Option and Stock Awards Not Otherwise Reflected in Total Compensation	—	—
Compensation Actually Paid	10,775,983	1,688,906

The assumptions used in calculating the fair value of the equity awards did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table.

(4)
Total Stockholder Return (TSR) represents the cumulative return on a fixed investment of $100 in the Company’s common stock, for the period beginning on the date of the Separation on October 16, 2023, through the end of 2023, assuming reinvestment of dividends.
(5)
Peer Group Total Stockholder Return represents the cumulative return on a fixed investment of $100 in the S&P 500 Information Technology Index for the period beginning on the date of the Separation on October 16, 2023, through the end of 2023, assuming reinvestment of dividends.
(6)
The dollar amounts reported represent the net income reflected in the Company’s audited financial statements for 2023.
(7)
While we use numerous financial and non-financial performance measures to evaluate performance under our compensation programs, Adjusted EBITDA is the financial performance measure that, in Atleos’ assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to named executives, for 2023, to Company performance. Please see "Glossary of Key Terms Used in Our CD&A and Executive Compensation Tables" for a definition of "Adjusted EBITDA" that shows how its calculated from its most directly comparable GAAP metric, net income/loss.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	(1) NEOs included in these columns reflect the following individuals:

Year	PEO	Non-PEO NEOs

2023	Timothy C. Oliver	Paul J. Campbell, Stuart Mackinnon, Ricardo J. Nuñez and LaShawne Meriwether

Peer Group Issuers, Footnote	Peer Group Total Stockholder Return represents the cumulative return on a fixed investment of $100 in the S&P 500 Information Technology Index for the period beginning on the date of the Separation on October 16, 2023, through the end of 2023, assuming reinvestment of dividends.
PEO Total Compensation Amount	$ 8,986,515
PEO Actually Paid Compensation Amount	$ 10,775,983
Adjustment To PEO Compensation, Footnote
(3)
Compensation Actually Paid (CAP) has been calculated based on the requirements and methodology set forth in the applicable SEC rules (Item 402(v) of Regulation S-K). The CAP calculation includes the end-of-year value of awards granted within the fiscal year, the change in fair value from the Separation of vested awards and the change in the fair value of unvested awards granted in prior years, regardless of if, when, or at which intrinsic value they will actually vest. To calculate CAP the following amounts were deducted from and added to the total compensation number shown in the Summary Compensation Table:

	PEO	Non PEO NEO Average
	2023	2023
	($)	($)

Summary Compensation Table Total	8,986,515	1,523,039
(Minus): Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	(6,716,702)	(603,897)
Minus: Change in Pension Value and Nonqualified Deferred Compensation Earnings	—	(718)
Plus: Pension Service Cost and Associated Prior Service Cost	—	—
Plus: Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	7,764,809	607,062
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	667,272	46,246
Plus: Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—
Plus/(Minus): Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	74,089	117,174
(Minus): Fair Value as of the Spin-off date of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—
Plus: Value of Dividends or Other Earnings Paid on Option and Stock Awards Not Otherwise Reflected in Total Compensation	—	—
Compensation Actually Paid	10,775,983	1,688,906

Non-PEO NEO Average Total Compensation Amount	$ 1,523,039
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,688,906
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Compensation Actually Paid (CAP) has been calculated based on the requirements and methodology set forth in the applicable SEC rules (Item 402(v) of Regulation S-K). The CAP calculation includes the end-of-year value of awards granted within the fiscal year, the change in fair value from the Separation of vested awards and the change in the fair value of unvested awards granted in prior years, regardless of if, when, or at which intrinsic value they will actually vest. To calculate CAP the following amounts were deducted from and added to the total compensation number shown in the Summary Compensation Table:

	PEO	Non PEO NEO Average
	2023	2023
	($)	($)

Summary Compensation Table Total	8,986,515	1,523,039
(Minus): Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	(6,716,702)	(603,897)
Minus: Change in Pension Value and Nonqualified Deferred Compensation Earnings	—	(718)
Plus: Pension Service Cost and Associated Prior Service Cost	—	—
Plus: Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	7,764,809	607,062
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	667,272	46,246
Plus: Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—
Plus/(Minus): Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	74,089	117,174
(Minus): Fair Value as of the Spin-off date of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—
Plus: Value of Dividends or Other Earnings Paid on Option and Stock Awards Not Otherwise Reflected in Total Compensation	—	—
Compensation Actually Paid	10,775,983	1,688,906

Compensation Actually Paid vs. Total Shareholder Return

The following chart illustrates the relationship between CAP for our PEO and the average CAP for our Non-PEO NEOs against the Company’s TSR, as well as the relationship between our TSR and the TSR of our peer group:

Compensation Actually Paid vs. Net Income	The following chart illustrates the relationship between CAP for our PEO and the average CAP for our Non-PEO NEOs against the Company’s net income:
Compensation Actually Paid vs. Company Selected Measure	The following chart illustrates the relationship between CAP for our PEO and the average CAP for our Non-PEO NEOs against the Company’s Adjusted EBITDA:
Tabular List, Table

Most Important Company Performance Measures for Determining Executive Compensation

Following is an unranked list of the financial performance measures we consider most important in linking company performance and compensation actually paid to our Named Executive Officers in 2023. Further information on our performance measures is described in our CD&A above:

•
Adjusted EBITDA
•
Recurring Revenue
rTSR
Total Shareholder Return Amount	$ 116
Peer Group Total Shareholder Return Amount	112
Net Income (Loss)	$ (128,000,000)
Company Selected Measure Amount	732
PEO Name	Timothy C. Oliver
Non-PEO Name	Paul J. Campbell, Stuart Mackinnon, Ricardo J. Nuñez and LaShawne Meriwether
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Recurring Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	rTSR
PEO | Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,716,702)
PEO | Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,764,809
PEO | Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	667,272
PEO | Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	74,089
Non-PEO NEO | Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(603,897)
Non-PEO NEO | Change in Pension Value and Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(718)
Non-PEO NEO | Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	607,062
Non-PEO NEO | Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	46,246
Non-PEO NEO | Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 117,174